Real Estate Real Estate Acquisitions (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Land parcels acquired	6	7
Acquired Properties	1	21	1
Units - acquired	1,896	6,198
Business Acquisition, Cost of Acquired Entity, Purchase Price	$ 1,047,545,000	$ 1,597,111,000
Company's Portion [Member]
Business Acquisition, Cost of Acquired Entity, Purchase Price		102,500,000
Land purchase price		76,100,000
Consolidated Rental Properties [Member]
Acquired Properties	9	21
Units - acquired	1,896	6,198
Business Acquisition, Cost of Acquired Entity, Purchase Price	906,305,000	1,383,048,000
Land Parcel [Member]
Units - acquired	0	0
Business Acquisition, Cost of Acquired Entity, Purchase Price	141,240,000	202,313,000
Joint Venture Partner [Member]
Business Acquisition, Cost of Acquired Entity, Purchase Price		75,700,000
Land purchase price		57,900,000
Unaffiliated Parties [Member]
Acquired Properties		0
Units - acquired		0
Business Acquisition, Cost of Acquired Entity, Purchase Price		$ 11,750,000